Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Narrative (Detail) - USD ($) $ in Millions			12 Months Ended			36 Months Ended
		Sep. 03, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 03, 2018
Restructuring Cost and Reserve [Line Items]
Integration costs	[1]		$ 441	$ 219	$ 80
Expected cost			$ 3,100
Percentage of non-cash restructuring charges expected			25.00%
Cost-reduction and acquisition-related costs (excluding transaction costs)			$ 2,100
Global Commercial Structure Reorganization [Member] | Business Restructuring Reserves [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring cost incurred to date			219
Manufacturing Plant Network Rationalization And Optimization [Member] | Acquisition-related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Expected cost			367
Manufacturing Plant Network Rationalization And Optimization [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Expected cost			1,100
Other Cost Reduction / Productivity Initiatives [Member] | Commercial Real Estate [Member]
Restructuring Cost and Reserve [Line Items]
Expected cost			$ 1,400
Hospira [Member]
Restructuring Cost and Reserve [Line Items]
Expected integration costs, period		3 years
Hospira [Member] | Return of Acquired Rights [Member]
Restructuring Cost and Reserve [Line Items]
Charges for return of acquired rights				$ 215
Forecast [Member] | Hospira [Member]
Restructuring Cost and Reserve [Line Items]
Integration costs						$ 1,000

[1]	Integration costs represent external, incremental costs directly related to integrating acquired businesses, and primarily include expenditures for consulting and the integration of systems and processes. In 2016, integration costs primarily relate to our acquisition of Hospira and the terminated transaction with Allergan. Integration costs in 2015 represent external incremental costs directly related to our acquisition of Hospira.